Semi-Annual Report

March 31, 2016

SPDR® S&P® 500 ETF Trust

A Unit Investment Trust

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Markets, LLC. SPDR® S&P 500® ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Markets, LLC. SPDR® S&P 500® ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P 500 ETF TRUST

Semi-Annual Report

March 31, 2016

(Unaudited)

SPDR S&P 500 ETF Trust

Schedule of Investments

March 31, 2016 (Unaudited)

Common Stocks	Shares	Value

3M Co.	6,122,867	$1,020,253,328
Abbott Laboratories	14,910,945	623,724,829
AbbVie, Inc.	16,307,231	931,469,035
Accenture PLC Class A	6,357,146	733,614,648
Activision Blizzard, Inc.	5,134,164	173,740,110
Adobe Systems, Inc.(a)	5,027,540	471,583,252
ADT Corp.	1,661,891	68,569,623
Advance Auto Parts, Inc.	733,957	117,682,665
AES Corp.	6,817,885	80,451,043
Aetna, Inc.	3,538,914	397,596,988
Affiliated Managers Group, Inc.(a)	547,244	88,872,426
Aflac, Inc.	4,250,503	268,376,759
Agilent Technologies, Inc.	3,346,735	133,367,390
AGL Resources, Inc.	1,211,844	78,939,518
Air Products & Chemicals, Inc.	1,954,261	281,511,297
Airgas, Inc.	653,384	92,545,310
Akamai Technologies, Inc.(a)	1,782,345	99,044,912
Alcoa, Inc.	13,310,952	127,518,920
Alexion Pharmaceuticals, Inc.(a)	2,280,650	317,512,093
Allegion PLC	954,143	60,788,451
Allergan PLC(a)	3,995,590	1,070,937,988
Alliance Data Systems Corp.(a)	599,936	131,985,920
Allstate Corp.	3,828,261	257,909,944
Alphabet, Inc. Class A(a)	2,962,312	2,259,947,825
Alphabet, Inc. Class C(a)	3,008,146	2,240,918,363
Altria Group, Inc.	19,819,555	1,241,893,316
Amazon.com, Inc.(a)	3,908,608	2,320,306,053
Ameren Corp.	2,450,215	122,755,772
American Airlines Group, Inc.	6,100,079	250,164,240
American Electric Power Co., Inc.	4,946,709	328,461,478
American Express Co.	8,292,516	509,160,482
American International Group, Inc.	11,635,546	628,901,261
American Tower Corp. REIT	4,291,218	439,291,987
American Water Works Co., Inc.	1,813,406	124,998,076
Ameriprise Financial, Inc.	1,709,766	160,735,102
AmerisourceBergen Corp. Class A	1,967,277	170,267,824
AMETEK, Inc.	2,397,460	119,825,051
Amgen, Inc.	7,613,181	1,141,444,227
Amphenol Corp. Class A	3,118,012	180,283,454
Anadarko Petroleum Corp.	5,146,950	239,693,462
Analog Devices, Inc.	3,133,341	185,462,454
Anthem, Inc.	2,645,697	367,725,426
Aon PLC	2,734,046	285,571,105
Apache Corp.	3,810,480	185,989,529

Common Stocks	Shares	Value

Apartment Investment & Management Co. Class A, REIT	1,558,820	$65,189,852
Apple, Inc.	56,123,264	6,116,874,543
Applied Materials, Inc.	11,446,523	242,437,357
Archer-Daniels-Midland Co.	6,012,968	218,330,868
Assurant, Inc.	668,977	51,611,576
AT&T, Inc.	62,268,355	2,439,051,465
Autodesk, Inc.(a)	2,262,617	131,933,197
Automatic Data Processing, Inc.	4,644,459	416,654,417
AutoNation, Inc.(a)	783,871	36,591,098
AutoZone, Inc.(a)	307,141	244,696,163
AvalonBay Communities, Inc. REIT	1,380,381	262,548,466
Avery Dennison Corp.	907,000	65,403,770
Baker Hughes, Inc.	4,432,757	194,287,739
Ball Corp.	1,435,244	102,318,545
Bank of America Corp.	104,512,748	1,413,012,353
Bank of New York Mellon Corp.	10,887,704	400,994,138
Baxalta, Inc.	6,865,810	277,378,724
Baxter International, Inc.	5,546,284	227,841,347
BB&T Corp.	7,862,911	261,599,049
Becton Dickinson and Co.	2,144,313	325,549,600
Bed Bath & Beyond, Inc.(a)	1,681,699	83,479,538
Berkshire Hathaway, Inc. Class B(a)	18,965,954	2,690,889,554
Best Buy Co., Inc.	2,849,275	92,430,481
Biogen, Inc.(a)	2,212,837	576,045,728
BlackRock, Inc.	1,277,808	435,183,071
Boeing Co.	6,303,318	800,143,187
BorgWarner, Inc.	2,269,932	87,165,389
Boston Properties, Inc. REIT	1,554,947	197,602,665
Boston Scientific Corp.(a)	13,558,744	255,039,975
Bristol-Myers Squibb Co.	16,900,189	1,079,584,073
Broadcom, Ltd.	3,750,822	579,501,999
Brown-Forman Corp. Class B	1,023,515	100,785,522
C.H. Robinson Worldwide, Inc.	1,449,915	107,627,190
C.R. Bard, Inc.	741,646	150,309,395
CA, Inc.	2,982,224	91,822,677
Cablevision Systems Corp. Class A	2,203,871	72,727,743
Cabot Oil & Gas Corp.	4,614,997	104,806,582
California Resources Corp.	141,300	145,540
Cameron International Corp.(a)	1,918,847	128,658,691
Campbell Soup Co.	1,820,438	116,125,740
Capital One Financial Corp.	5,360,027	371,503,471

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Common Stocks	Shares	Value

Cardinal Health, Inc.	3,316,810	$271,812,579
CarMax, Inc.(a)	1,981,418	101,250,460
Carnival Corp.	4,560,325	240,648,350
Caterpillar, Inc.	5,894,549	451,168,780
CBRE Group, Inc. Class A(a)	2,908,116	83,811,903
CBS Corp. Class B	4,268,532	235,153,428
Celgene Corp.(a)	7,915,584	792,270,803
Centene Corp.(a)	1,726,692	106,312,426
CenterPoint Energy, Inc.	4,355,555	91,118,211
CenturyLink, Inc.	5,531,111	176,774,308
Cerner Corp.(a)	3,059,886	162,051,563
CF Industries Holdings, Inc.	2,337,694	73,263,330
Charles Schwab Corp.	12,165,046	340,864,589
Chesapeake Energy Corp.	5,157,490	21,248,859
Chevron Corp.	19,063,221	1,818,631,283
Chipotle Mexican Grill, Inc.(a)	303,846	143,102,351
Chubb, Ltd.	4,665,288	555,869,065
Church & Dwight Co., Inc.	1,303,869	120,190,644
Cigna Corp.	2,595,993	356,274,079
Cimarex Energy Co.	959,748	93,354,688
Cincinnati Financial Corp.	1,497,357	97,867,254
Cintas Corp.	881,009	79,123,418
Cisco Systems, Inc.	50,933,157	1,450,066,980
Citigroup, Inc.	29,838,850	1,245,771,987
Citizens Financial Group, Inc.	5,316,412	111,378,831
Citrix Systems, Inc.(a)	1,549,154	121,732,521
Clorox Co.	1,310,241	165,168,980
CME Group, Inc.	3,425,699	329,038,389
CMS Energy Corp.	2,805,792	119,077,812
Coach, Inc.	2,797,307	112,144,038
Coca-Cola Co.	39,433,404	1,829,315,612
Coca-Cola Enterprises, Inc.	2,110,524	107,087,988
Cognizant Technology Solutions Corp. Class A(a)	6,140,383	385,002,014
Colgate-Palmolive Co.	9,032,720	638,161,668
Columbia Pipeline Group, Inc.	4,049,099	101,632,385
Comcast Corp. Class A	24,601,204	1,502,641,540
Comerica, Inc.	1,792,684	67,888,943
ConAgra Foods, Inc.	4,395,041	196,106,729
Concho Resources, Inc.(a)	1,301,512	131,504,772
ConocoPhillips	12,514,408	503,955,210
Consolidated Edison, Inc.	2,960,698	226,848,681
Constellation Brands, Inc. Class A	1,780,832	269,065,907
Corning, Inc.	11,218,798	234,360,690
Costco Wholesale Corp.	4,452,297	701,592,961
Crown Castle International Corp. REIT	3,378,700	292,257,550
CSRA, Inc.	1,397,698	37,598,076
CSX Corp.	9,819,539	252,853,129

Common Stocks	Shares	Value

Cummins, Inc.	1,654,502	$181,895,950
CVS Health Corp.	11,118,666	1,153,339,224
D.R. Horton, Inc.	3,291,564	99,503,980
Danaher Corp.	6,051,740	574,068,056
Darden Restaurants, Inc.	1,168,233	77,453,848
DaVita HealthCare Partners, Inc.(a)	1,679,290	123,226,300
Deere & Co.	3,030,785	233,340,137
Delphi Automotive PLC	2,821,628	211,678,533
Delta Air Lines, Inc.	7,922,994	385,691,348
DENTSPLY SIRONA, Inc.	2,417,675	149,001,310
Devon Energy Corp.	5,141,489	141,082,458
Diamond Offshore Drilling, Inc.	689,078	14,973,665
Discover Financial Services	4,190,969	213,404,141
Discovery Communications, Inc. Class A(a)	1,474,672	42,219,859
Discovery Communications, Inc. Class C(a)	2,405,994	64,961,838
Dollar General Corp.	2,931,455	250,932,548
Dollar Tree, Inc.(a)	2,376,601	195,974,518
Dominion Resources, Inc.	6,037,531	453,539,329
Dover Corp.	1,569,465	100,963,683
Dow Chemical Co.	11,327,145	576,098,595
Dr. Pepper Snapple Group, Inc.	1,902,693	170,138,808
DTE Energy Co.	1,816,914	164,721,423
Duke Energy Corp.	6,968,388	562,209,544
Dun & Bradstreet Corp.	361,679	37,281,871
E*TRADE Financial Corp.(a)	2,896,138	70,926,420
E.I. du Pont de Nemours & Co.	8,827,947	558,985,604
Eastman Chemical Co.	1,481,735	107,025,719
Eaton Corp. PLC	4,662,124	291,662,477
eBay, Inc.(a)	10,974,539	261,852,501
Ecolab, Inc.	2,697,201	300,791,856
Edison International	3,290,123	236,526,942
Edwards Lifesciences Corp.(a)	2,172,154	191,605,704
Electronic Arts, Inc.(a)	3,138,223	207,467,923
Eli Lilly & Co.	9,837,001	708,362,442
EMC Corp.	19,711,236	525,304,439
Emerson Electric Co.	6,508,323	353,922,605
Endo International PLC(a)	2,088,001	58,777,228
Entergy Corp.	1,806,668	143,232,639
EOG Resources, Inc.	5,566,500	404,016,570
EQT Corp.	1,616,215	108,706,621
Equifax, Inc.	1,197,227	136,831,074
Equinix, Inc. REIT	697,429	230,646,745
Equity Residential REIT	3,696,529	277,350,571
Essex Property Trust, Inc. REIT	658,777	154,061,589

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Common Stocks	Shares	Value

Estee Lauder Cos., Inc. Class A	2,238,488	$211,111,803
Eversource Energy	3,203,034	186,865,004
Exelon Corp.	9,312,500	333,946,250
Expedia, Inc.	1,199,689	129,350,468
Expeditors International of Washington, Inc.	1,843,523	89,982,358
Express Scripts Holding Co.(a)	6,761,684	464,460,074
Extra Space Storage, Inc. REIT	1,266,352	118,353,258
Exxon Mobil Corp.	42,036,743	3,513,851,347
F5 Networks, Inc.(a)	711,736	75,337,256
Facebook, Inc. Class A(a)	23,235,356	2,651,154,120
Fastenal Co.	2,912,397	142,707,453
Federal Realty Investment Trust REIT	699,380	109,138,249
FedEx Corp.	2,593,686	422,044,586
Fidelity National Information Services, Inc.	2,796,070	177,019,192
Fifth Third Bancorp	8,044,793	134,267,595
First Solar, Inc.(a)	772,806	52,914,027
FirstEnergy Corp.	4,272,177	153,670,207
Fiserv, Inc.(a)	2,256,057	231,426,327
FLIR Systems, Inc.	1,413,783	46,584,150
Flowserve Corp.	1,318,141	58,538,642
Fluor Corp.	1,427,118	76,636,237
FMC Corp.	1,319,171	53,254,933
FMC Technologies, Inc.(a)	2,296,772	62,839,682
Ford Motor Co.	39,465,850	532,788,975
Four Corners Property Trust, Inc.	2	36
Franklin Resources, Inc.	3,818,555	149,114,573
Freeport-McMoRan, Inc.	12,599,771	130,281,632
Frontier Communications Corp.	11,532,048	64,464,148
GameStop Corp. Class A	1,079,375	34,248,569
Gap, Inc.	2,308,933	67,882,630
Garmin, Ltd.	1,202,517	48,052,579
General Dynamics Corp.	2,960,108	388,869,388
General Electric Co.	94,437,148	3,002,156,935
General Growth Properties, Inc. REIT	5,842,815	173,706,890
General Mills, Inc.	6,013,295	380,942,238
General Motors Co.	14,267,244	448,419,479
Genuine Parts Co.	1,520,831	151,109,768
Gilead Sciences, Inc.	13,836,903	1,271,057,910
Goldman Sachs Group, Inc.	3,976,198	624,183,562
Goodyear Tire & Rubber Co.	2,728,266	89,978,213
H&R Block, Inc.	2,362,986	62,430,090
Halliburton Co.	8,689,252	310,380,081

Common Stocks	Shares	Value

Hanesbrands, Inc.	3,947,149	$111,862,203
Harley-Davidson, Inc.	1,862,917	95,623,530
Harman International Industries, Inc.	710,524	63,265,057
Harris Corp.	1,256,121	97,801,581
Hartford Financial Services Group, Inc.	4,013,619	184,947,564
Hasbro, Inc.	1,135,781	90,976,058
HCA Holdings, Inc.(a)	3,092,838	241,396,006
HCP, Inc. REIT	4,688,173	152,740,676
Helmerich & Payne, Inc.	1,074,441	63,091,176
Henry Schein, Inc.(a)	835,509	144,233,919
Hershey Co.	1,447,571	133,306,813
Hess Corp.	2,681,112	141,160,547
Hewlett Packard Enterprise Co.	17,364,384	307,870,528
Hologic, Inc.(a)	2,509,176	86,566,572
Home Depot, Inc.	12,834,803	1,712,547,764
Honeywell International, Inc.	7,787,359	872,573,576
Hormel Foods Corp.	2,724,457	117,805,521
Host Hotels & Resorts, Inc. REIT	7,615,592	127,180,386
HP, Inc.	17,466,891	215,192,097
Humana, Inc.	1,492,694	273,088,367
Huntington Bancshares, Inc.	8,101,493	77,288,243
Illinois Tool Works, Inc.	3,298,379	337,885,945
Illumina, Inc.(a)	1,488,207	241,253,237
Ingersoll-Rand PLC	2,629,395	163,048,784
Intel Corp.	47,821,602	1,547,028,825
Intercontinental Exchange, Inc.(b)	1,197,475	281,574,271
International Business Machines Corp.	8,947,520	1,355,101,904
International Flavors & Fragrances, Inc.	805,121	91,598,616
International Paper Co.	4,176,306	171,395,598
Interpublic Group of Cos., Inc.	4,115,060	94,440,627
Intuit, Inc.	2,598,739	270,294,843
Intuitive Surgical, Inc.(a)	376,500	226,295,325
Invesco, Ltd.	4,287,121	131,914,713
Iron Mountain, Inc. REIT	1,923,280	65,218,425
J.M. Smucker Co.	1,211,928	157,356,732
Jacobs Engineering Group, Inc.(a)	1,241,517	54,068,065
JB Hunt Transport Services, Inc.	911,835	76,812,980
Johnson & Johnson	27,931,684	3,022,208,209
Johnson Controls, Inc.	6,525,544	254,300,450
JPMorgan Chase & Co.	37,152,726	2,200,184,434
Juniper Networks, Inc.	3,547,753	90,503,179

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Common Stocks	Shares	Value

Kansas City Southern	1,091,243	$93,246,714
Kellogg Co.	2,551,421	195,311,278
KeyCorp	8,416,450	92,917,608
Kimberly-Clark Corp.	3,657,159	491,924,457
Kimco Realty Corp. REIT	4,188,150	120,534,957
Kinder Morgan, Inc.	18,448,827	329,496,050
KLA-Tencor Corp.	1,566,884	114,084,824
Kohl’s Corp.	1,911,907	89,113,985
Kraft Heinz Co.	6,018,827	472,839,049
Kroger Co.	9,867,330	377,425,372
L Brands, Inc.	2,566,254	225,342,764
L-3 Communications Holdings, Inc.	789,988	93,613,578
Laboratory Corp. of America Holdings(a)	1,020,142	119,489,232
Lam Research Corp.	1,608,566	132,867,552
Legg Mason, Inc.	1,102,653	38,240,006
Leggett & Platt, Inc.	1,358,037	65,728,991
Lennar Corp. Class A	1,805,859	87,331,341
Leucadia National Corp.	3,385,417	54,742,193
Level 3 Communications, Inc.(a)	2,925,924	154,635,083
Lincoln National Corp.	2,492,314	97,698,709
Linear Technology Corp.	2,402,270	107,045,151
Lockheed Martin Corp.	2,661,674	589,560,791
Loews Corp.	2,709,127	103,651,199
Lowe’s Cos., Inc.	9,263,603	701,717,927
LyondellBasell Industries NV Class A	3,497,963	299,355,674
M&T Bank Corp.	1,612,255	178,960,305
Macerich Co. REIT	1,283,498	101,704,382
Macy’s, Inc.	3,168,078	139,680,559
Mallinckrodt PLC(a)	1,153,744	70,701,432
Marathon Oil Corp.	8,543,354	95,172,964
Marathon Petroleum Corp.	5,368,687	199,607,783
Marriott International, Inc. Class A	1,942,732	138,283,664
Marsh & McLennan Cos., Inc.	5,255,754	319,497,286
Martin Marietta Materials, Inc.	666,078	106,246,102
Masco Corp.	3,389,509	106,600,058
MasterCard, Inc. Class A	9,982,275	943,324,987
Mattel, Inc.	3,442,110	115,723,738
McCormick & Co., Inc.	1,158,447	115,242,308
McDonald’s Corp.	9,124,281	1,146,739,636
McGraw Hill Financial, Inc.	2,684,833	265,744,770
McKesson Corp.	2,321,128	364,997,378
Mead Johnson Nutrition Co.	1,878,875	159,648,009
Medtronic PLC	14,234,251	1,067,568,825
Merck & Co., Inc.	28,094,589	1,486,484,704
MetLife, Inc.	11,099,388	487,707,109

Common Stocks	Shares	Value

Michael Kors Holdings, Ltd.(a)	1,853,883	$105,597,176
Microchip Technology, Inc.	2,046,755	98,653,591
Micron Technology, Inc.(a)	10,494,789	109,880,441
Microsoft Corp.	80,053,983	4,421,381,481
Mohawk Industries, Inc.(a)	637,301	121,660,761
Molson Coors Brewing Co. Class B	1,861,275	179,017,430
Mondelez International, Inc. Class A	15,878,240	637,034,989
Monsanto Co.	4,441,995	389,740,641
Monster Beverage Corp.(a)	1,511,602	201,617,475
Moody’s Corp.	1,732,502	167,290,393
Morgan Stanley	15,467,455	386,841,050
Mosaic Co.	3,571,122	96,420,294
Motorola Solutions, Inc.	1,622,154	122,797,058
Murphy Oil Corp.	1,653,772	41,658,517
Mylan NV(a)	4,163,276	192,967,843
Nasdaq, Inc.	1,158,533	76,903,421
National Oilwell Varco, Inc.	3,785,312	117,723,203
Navient Corp.	3,647,256	43,657,654
NetApp, Inc.	2,945,895	80,393,475
Netflix, Inc.(a)	4,333,620	443,025,973
Newell Rubbermaid, Inc.	2,686,382	118,979,859
Newfield Exploration Co.(a)	2,006,626	66,720,315
Newmont Mining Corp.	5,356,773	142,383,026
News Corp. Class A	3,782,113	48,297,583
News Corp. Class B	1,112,423	14,739,605
NextEra Energy, Inc.	4,662,749	551,789,717
Nielsen Holdings PLC	3,667,727	193,142,504
NIKE, Inc. Class B	13,664,969	839,985,644
NiSource, Inc.	3,236,979	76,263,225
Noble Energy, Inc.	4,342,128	136,386,240
Nordstrom, Inc.	1,300,059	74,376,375
Norfolk Southern Corp.	3,018,471	251,287,711
Northern Trust Corp.	2,192,883	142,910,185
Northrop Grumman Corp.	1,837,341	363,609,784
NRG Energy, Inc.	3,166,631	41,197,869
Nucor Corp.	3,189,764	150,875,837
NVIDIA Corp.	5,174,125	184,354,074
O’Reilly Automotive, Inc.(a)	983,849	269,240,117
Occidental Petroleum Corp.	7,732,180	529,113,077
Omnicom Group, Inc.	2,436,635	202,801,131
ONEOK, Inc.	2,125,765	63,475,343
Oracle Corp.	31,888,913	1,304,575,431
Owens-Illinois, Inc.(a)	1,627,206	25,970,208
PACCAR, Inc.	3,556,474	194,503,563
Parker-Hannifin Corp.	1,369,909	152,169,492
Patterson Cos., Inc.	828,687	38,558,806
Paychex, Inc.	3,244,543	175,237,767

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Common Stocks	Shares	Value

PayPal Holdings, Inc.(a)	11,263,288	$434,762,917
Pentair PLC	1,818,490	98,671,267
People’s United Financial, Inc.	3,134,877	49,938,591
PepsiCo, Inc.	14,630,335	1,499,316,731
PerkinElmer, Inc.	1,100,257	54,418,711
Perrigo Co. PLC	1,478,628	189,160,880
Pfizer, Inc.	61,206,166	1,814,150,760
PG&E Corp.	4,989,289	297,960,339
Philip Morris International, Inc.	15,684,052	1,538,762,342
Phillips 66	4,776,174	413,568,907
Pinnacle West Capital Corp.	1,123,888	84,370,272
Pioneer Natural Resources Co.	1,652,850	232,622,109
Pitney Bowes, Inc.	1,970,959	42,454,457
PNC Financial Services Group, Inc.	5,071,677	428,911,724
PPG Industries, Inc.	2,714,917	302,686,096
PPL Corp.	6,821,621	259,699,111
Praxair, Inc.	2,873,292	328,848,269
Priceline Group, Inc.(a)	501,369	646,244,586
Principal Financial Group, Inc.	2,738,332	108,027,197
Procter & Gamble Co.	26,841,696	2,209,339,998
Progressive Corp.	5,886,510	206,851,961
Prologis, Inc. REIT	5,312,066	234,687,076
Prudential Financial, Inc.	4,525,028	326,797,522
Public Service Enterprise Group, Inc.	5,109,306	240,852,685
Public Storage REIT	1,486,098	409,910,411
PulteGroup, Inc.	3,215,914	60,169,751
PVH Corp.	817,839	81,015,131
Qorvo, Inc.(a)	1,301,552	65,611,236
QUALCOMM, Inc.	15,136,020	774,056,063
Quanta Services, Inc.(a)	1,631,485	36,806,302
Quest Diagnostics, Inc.	1,440,086	102,894,145
Ralph Lauren Corp.	592,468	57,030,970
Range Resources Corp.	1,678,109	54,337,169
Raytheon Co.	3,033,447	371,991,606
Realty Income Corp. REIT	2,534,963	158,460,537
Red Hat, Inc.(a)	1,829,026	136,280,727
Regeneron Pharmaceuticals, Inc.(a)	790,567	284,951,969
Regions Financial Corp.	13,155,717	103,272,378
Republic Services, Inc.	2,408,975	114,787,659
Reynolds American, Inc.	8,351,077	420,142,684
Robert Half International, Inc.	1,336,491	62,253,751
Rockwell Automation, Inc.	1,329,965	151,283,519
Rockwell Collins, Inc.	1,324,227	122,106,972
Roper Technologies, Inc.	1,018,286	186,112,132
Ross Stores, Inc.	4,080,677	236,271,198
Royal Caribbean Cruises, Ltd.	1,720,733	141,358,216

Common Stocks	Shares	Value

Ryder System, Inc.	541,727	$35,093,075
salesforce.com, Inc.(a)	6,385,037	471,407,282
SanDisk Corp.	2,022,116	153,842,585
SCANA Corp.	1,446,917	101,501,228
Schlumberger, Ltd.	12,710,088	937,368,990
Scripps Networks Interactive, Inc. Class A(a)	944,915	61,891,933
Seagate Technology PLC	3,021,050	104,075,173
Sealed Air Corp.	1,988,931	95,488,577
Sempra Energy	2,387,019	248,369,327
Sherwin-Williams Co.	794,754	226,242,621
Signet Jewelers, Ltd.	807,046	100,097,915
Simon Property Group, Inc. REIT	3,132,122	650,510,418
Skyworks Solutions, Inc.	1,940,336	151,152,174
SL Green Realty Corp. REIT	995,272	96,421,951
Snap-on, Inc.	588,034	92,315,458
Southern Co.	9,241,409	478,058,088
Southwest Airlines Co.	6,457,232	289,283,994
Southwestern Energy Co.(a)	3,834,148	30,941,574
Spectra Energy Corp.	6,767,203	207,076,412
St. Jude Medical, Inc.	2,849,042	156,697,310
Stanley Black & Decker, Inc.	1,542,495	162,285,899
Staples, Inc.	6,394,553	70,531,920
Starbucks Corp.	14,964,481	893,379,516
Starwood Hotels & Resorts Worldwide, Inc.	1,711,970	142,829,657
State Street Corp.(c)	4,064,687	237,865,483
Stericycle, Inc.(a)	860,523	108,589,397
Stryker Corp.	3,174,023	340,540,928
SunTrust Banks, Inc.	5,131,547	185,146,216
Symantec Corp.	6,598,602	121,282,305
Synchrony Financial(a)	8,393,638	240,561,665
Sysco Corp.	5,315,592	248,397,614
T Rowe Price Group, Inc.	2,529,039	185,783,205
Target Corp.	6,094,143	501,426,086
TE Connectivity, Ltd.	3,739,756	231,565,692
TECO Energy, Inc.	2,384,005	65,631,658
TEGNA, Inc.	2,245,037	52,668,568
Tenet Healthcare Corp.(a)	980,725	28,372,374
Teradata Corp.(a)	1,358,806	35,655,069
Tesoro Corp.	1,213,080	104,337,011
Texas Instruments, Inc.	10,176,408	584,329,347
Textron, Inc.	2,770,983	101,030,040
Thermo Fisher Scientific, Inc.	4,022,221	569,506,271
Tiffany & Co.	1,123,489	82,441,623
Time Warner Cable, Inc.	2,867,501	586,748,055
Time Warner, Inc.	7,997,194	580,196,425
TJX Cos., Inc.	6,777,595	531,024,568
Torchmark Corp.	1,162,563	62,964,412

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

Common Stocks	Shares	Value

Total System Services, Inc.	1,695,956	$80,693,586
Tractor Supply Co.	1,353,541	122,441,319
Transocean, Ltd.	3,378,181	30,876,574
Travelers Cos., Inc.	2,984,688	348,342,936
TripAdvisor, Inc.(a)	1,153,392	76,700,568
Twenty-First Century Fox, Inc. Class A	11,324,347	315,722,794
Twenty-First Century Fox, Inc. Class B	4,320,009	121,824,254
Tyco International PLC	4,298,597	157,801,496
Tyson Foods, Inc. Class A	2,978,213	198,527,679
UDR, Inc. REIT	2,705,003	104,223,766
Under Armour, Inc. Class A(a)	1,838,892	155,993,208
Union Pacific Corp.	8,568,475	681,622,186
United Continental Holdings, Inc.(a)	3,637,164	217,720,637
United Parcel Service, Inc. Class B	6,986,830	736,900,960
United Rentals, Inc.(a)	934,925	58,142,986
United Technologies Corp.	7,874,279	788,215,328
UnitedHealth Group, Inc.	9,623,015	1,240,406,633
Universal Health Services, Inc. Class B	911,122	113,635,136
Unum Group	2,473,320	76,475,054
Urban Outfitters, Inc.(a)	875,262	28,962,420
US Bancorp	16,547,828	671,676,339
Valero Energy Corp.	4,759,994	305,306,015
Varian Medical Systems, Inc.(a)	976,024	78,101,440
Ventas, Inc. REIT	3,402,212	214,203,268
VeriSign, Inc.(a)	988,291	87,503,285
Verisk Analytics, Inc.(a)	1,554,059	124,200,395
Verizon Communications, Inc.	41,240,445	2,230,283,266
Vertex Pharmaceuticals, Inc.(a)	2,476,822	196,882,581
VF Corp.	3,417,420	221,312,119
Viacom, Inc. Class B	3,478,373	143,587,237
Visa, Inc. Class A	19,423,126	1,485,480,676
Vornado Realty Trust REIT	1,794,259	169,431,877

Common Stocks	Shares	Value

Vulcan Materials Co.	1,334,854	$140,920,537
W.W. Grainger, Inc.	581,940	135,842,254
Wal-Mart Stores, Inc.	15,881,883	1,087,750,167
Walgreens Boots Alliance, Inc.	8,736,310	735,946,754
Walt Disney Co.	15,191,836	1,508,701,233
Waste Management, Inc.	4,183,211	246,809,449
Waters Corp.(a)	825,145	108,853,128
WEC Energy Group, Inc.	3,195,362	191,945,395
Wells Fargo & Co.	46,761,826	2,261,401,905
Welltower, Inc. REIT	3,595,002	249,277,439
Western Digital Corp.	2,356,386	111,315,675
Western Union Co.	5,092,127	98,227,130
WestRock Co.	2,603,478	101,613,746
Weyerhaeuser Co. REIT	7,942,039	246,044,368
Whirlpool Corp.	785,594	141,674,022
Whole Foods Market, Inc.	3,283,668	102,154,911
Williams Cos., Inc.	6,838,198	109,889,842
Willis Towers Watson PLC	1,398,828	165,984,930
Wyndham Worldwide Corp.	1,169,137	89,357,141
Wynn Resorts, Ltd.	824,209	77,005,847
Xcel Energy, Inc.	5,138,198	214,879,440
Xerox Corp.	9,546,685	106,541,005
Xilinx, Inc.	2,603,728	123,494,819
XL Group PLC Class A	2,998,662	110,350,762
Xylem, Inc.	1,818,221	74,365,239
Yahoo!, Inc.(a)	8,818,214	324,598,457
Yum! Brands, Inc.	4,120,247	337,242,217
Zimmer Biomet Holdings, Inc.	1,803,674	192,325,759
Zions Bancorp	2,015,876	48,804,358
Zoetis, Inc.	4,629,926	205,244,575

Total Common Stocks (Cost $195,526,529,123)		$181,760,028,556

(a)	Non-income producing security.
(b)	Affiliate of the Sponsor. See the table below for more information.
(c)	Affiliate of the Trustee. See the table below for more information.

REIT = Real Estate Investment Trust

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$181,760,028,556	$—	$—	$181,760,028,556

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR

SPDR S&P 500 ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee, and Intercontinental Exchange, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at March 31, 2016 and for the period then ended are (Note 3):

	Number of Shares Held at 9/30/15	Value At 9/30/15	Purchased*		Sold*		Number of Shares Held at 3/31/16	Value at 3/31/16	Dividend Income	Realized Gain (Loss)
			Cost	Shares	Proceeds	Shares
Intercontinental Exchange, Inc.	1,087,396	$255,527,186	$176,929,459	714,886	$149,779,507	604,807	1,197,475	$281,574,271	$1,821,037	$14,240,337
State Street Corp.	4,038,276	271,412,530	139,369,746	2,200,550	137,839,244	2,174,139	4,064,687	237,865,483	2,819,920	(1,558,315)

*	Purchased and Sold figures include securities received or delivered from processing creations or redemption of Units.

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2016 (Unaudited)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2016*

INDUSTRY	PERCENT OF NET ASSETS
Oil, Gas & Consumable Fuels	5.9%
Pharmaceuticals	5.4
Banks	5.2
Software	4.5
Internet Software & Services	4.3
Technology Hardware, Storage & Peripherals	4.3
IT Services	3.6
Biotechnology	3.2
Real Estate Investment Trusts (REITs)	3.1
Health Care Providers & Services	2.9
Media	2.9
Semiconductors & Semiconductor Equipment	2.9
Diversified Telecommunication Services	2.7
Industrial Conglomerates	2.7
Insurance	2.7
Aerospace & Defense	2.5
Specialty Retail	2.5
Beverages	2.4
Food & Staples Retailing	2.4
Chemicals	2.3
Diversified Financial Services	2.1
Electric Utilities	2.1
Health Care Equipment & Supplies	2.1
Household Products	2.1
Internet & Catalog Retail	2.0
Food Products	1.9
Hotels, Restaurants & Leisure	1.8
Capital Markets	1.7
Tobacco	1.7
Machinery	1.3
Multi-Utilities	1.1
Communications Equipment	1.0
Energy Equipment & Services	1.0
Textiles, Apparel & Luxury Goods	1.0
Air Freight & Logistics	0.7
Consumer Finance	0.7
Road & Rail	0.7
Airlines	0.6
Automobiles	0.6
Electrical Equipment	0.6
Life Sciences Tools & Services	0.6
Multiline Retail	0.6
Commercial Services & Supplies	0.4
Containers & Packaging	0.4
Household Durables	0.4
Metals & Mining	0.4
Electronic Equipment, Instruments & Components	0.3

INDUSTRY	PERCENT OF NET ASSETS
Professional Services	0.3%
Auto Components	0.2
Construction Materials	0.2
Leisure Equipment & Products	0.2
Trading Companies & Distributors	0.2
Building Products	0.1
Distributors	0.1
Health Care Technology	0.1
Personal Products	0.1
Water Utilities	0.1
Construction & Engineering	0.0	**
Diversified Consumer Services	0.0	**
Gas Utilities	0.0	**
Independent Power Producers & Energy Traders	0.0	**
Real Estate Management & Development	0.0	**
Other Assets in Excess of Liabilities	0.1

Total	100.0%

*	SPDR S&P 500 ETF Trust’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statement of Assets and Liabilities

March 31, 2016 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value (Note 2)	$181,240,588,802
Investments in affiliates of the Trustee and the Sponsor, at value	519,439,754

Total Investments	181,760,028,556
Cash	977,638,989
Receivable for investment sold	65,008,969
Dividends receivable — unaffiliated issuers (Note 2)	219,613,217
Dividends receivable — affiliated issuers (Note 2)	1,394,763

Total Assets	183,023,684,494

LIABILITIES
Payable for investments purchased	196,462,668
Payable for units of fractional undivided interest (“Units”) redeemed in-kind	5,615,389
Accrued Trustee expense (Note 3)	6,495,513
Accrued Marketing expense (Note 3)	8,014,824
Distribution payable	927,726,204
Accrued expenses and other liabilities	24,470,651

Total Liabilities	1,168,785,249

NET ASSETS	$181,854,899,245

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$202,717,494,161
Distribution in excess of net investment income	(935,744,873)
Accumulated net realized gain (loss) on investments	(6,160,349,476)
Net unrealized appreciation (depreciation) on investments	(13,766,500,567)

NET ASSETS	$181,854,899,245

NET ASSET VALUE PER UNIT	$205.58

UNITS OUTSTANDING (UNLIMITED UNITS AUTHORIZED)	884,582,116

COST OF INVESTMENTS:
Unaffiliated issuers	$194,928,997,728
Affiliates of the Trustee and the Sponsor (Note 3)	597,531,395

Total Cost of Investments	$195,526,529,123

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statements of Operations

	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13
INVESTMENT INCOME
Dividend income — unaffiliated issuers (Note 2)	$2,059,631,010	$4,005,208,734	$3,282,246,167	$2,928,179,277
Dividend income — affiliates of the Trustee and the Sponsor	4,640,957	8,629,447	7,737,949	7,182,288
Foreign taxes withheld	—	(400,124)	(55,714)	(2,155,873)

Total Investment Income	2,064,271,967	4,013,438,057	3,289,928,402	2,933,205,692

EXPENSES
Trustee expense (Note 3)	49,528,246	105,581,093	94,051,423	74,263,542
Legal and audit fees	151,130	558,523	31,642	475,897
Marketing expense (Note 3)	17,552,794	36,786,924	32,539,910	26,083,464
S&P license fee (Note 3)	26,630,011	55,780,384	49,409,863	39,725,196
Other expenses	1,000,916	3,771,679	2,594,912	3,081,480

Total Expenses	94,863,097	202,478,603	178,627,750	143,629,579

Trustee expense waiver	(11,919,742)	(28,513,292)	(24,863,548)	(20,385,210)

Net Expenses	82,943,355	173,965,311	153,764,202	123,244,369

NET INVESTMENT INCOME	1,981,328,612	3,839,472,746	3,136,164,200	2,809,961,323

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	5,132,529,487	20,747,712,041	19,553,859,588	16,411,092,129
Investment transactions — affiliates of the Trustee and the Sponsor	12,682,022	50,429,127	71,893,864	75,913,401

Net realized gain (loss)	5,145,211,509	20,798,141,168	19,625,753,452	16,487,005,530

Net change in unrealized appreciation/depreciation on:
Investment transactions — unaffiliated issuers	7,026,787,700	(25,396,805,455)	4,246,483,070	2,965,943,531
Investment transactions — affiliates of the Trustee and the Sponsor	(48,862,436)	(34,779,514)	(15,568,822)	65,931,190

Net change in unrealized appreciation/depreciation	6,977,925,264	(25,431,584,969)	4,230,914,248	3,031,874,721

NET REALIZED AND UNREALIZED GAIN (LOSS)	12,123,136,773	(4,633,443,801)	23,856,667,700	19,518,880,251

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,104,465,385	$(793,971,055)	$26,992,831,900	$22,328,841,574

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statements of Changes in Net Assets

	Six Months Ended 3/31/16 (Unaudited)	Year Ended 9/30/15	Year Ended 9/30/14	Year Ended 9/30/13
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,981,328,612	$3,839,472,746	$3,136,164,200	$2,809,961,323
Net realized gain (loss)	5,145,211,509	20,798,141,168	19,625,753,452	16,487,005,530
Net change in unrealized appreciation/depreciation	6,977,925,264	(25,431,584,969)	4,230,914,248	3,031,874,721

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	14,104,465,385	(793,971,055)	26,992,831,900	22,328,841,574

NET EQUALIZATION CREDITS AND CHARGES (NOTE 2)	16,624,851	69,539,438	62,384,940	69,879,138

DISTRIBUTIONS TO UNITHOLDERS FROM NET INVESTMENT INCOME	(1,997,442,610)	(3,768,615,848)	(3,236,399,773)	(2,898,906,428)

INCREASE (DECREASE) IN NET ASSETS FROM UNIT TRANSACTIONS:
Proceeds from issuance of Units	240,727,295,156	515,823,857,164	384,831,248,199	421,569,465,638
Cost of Units redeemed	(237,663,319,578)	(524,519,686,326)	(373,296,420,608)	(414,539,883,142)
Net income equalization (Note 2)	(16,624,851)	(69,539,438)	(62,384,940)	(69,879,138)

NET INCREASE IN NET ASSETS FROM ISSUANCE AND REDEMPTION OF UNITS	3,047,350,727	(8,765,368,600)	11,472,442,651	6,959,703,358

Contribution by Trustee (Note 3)	—	26,920,521	—	—

NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	15,170,998,353	(13,231,495,544)	35,291,259,718	26,459,517,642
NET ASSETS AT BEGINNING OF PERIOD	166,683,900,892	179,915,396,436	144,624,136,718	118,164,619,076

NET ASSETS AT END OF PERIOD	$181,854,899,245	$166,683,900,892	$179,915,396,436	$144,624,136,718

DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME	$(935,744,873)	$(919,630,875)	$(804,394,943)	$(704,159,370)

UNIT TRANSACTIONS:
Units sold	1,202,000,000	2,537,300,000	2,061,700,000	2,724,700,000
Units redeemed	(1,186,600,000)	(2,581,500,000)	(2,009,400,000)	(2,684,200,000)

NET INCREASE (DECREASE)	15,400,000	(44,200,000)	52,300,000	40,500,000

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Financial Highlights

Selected data for a unit outstanding throughout each period

	Six Months Ended 3/31/16 (Unaudited)		Year Ended 9/30/15		Year Ended 9/30/14	Year Ended 9/30/13	Year Ended 9/30/12	Year Ended 9/30/11
Net asset value, beginning of period	$191.77		$196.98		$167.96	$144.00	$113.12	$114.13

Income (loss) from investment operations:
Net investment income(a)	2.26		4.28		3.60	3.36	2.77	2.42
Net realized and unrealized gain (loss)	13.79		(5.47)		29.03	23.91	30.80	(1.16)

Total from investment operations	16.05		(1.19)		32.63	27.27	33.57	1.26

Net equalization credits and charges(a)	0.02		0.08		0.07	0.08	0.16	0.19

Contribution by Trustee	—		0.03	(b)	—	—	—	—

Distributions to unitholders from net investment income	(2.26)		(4.13)		(3.68)	(3.39)	(2.85)	(2.46)

Net asset value, end of period	$205.58		$191.77		$196.98	$167.96	$144.00	$113.12

Total return(c)	8.43%		(0.64	)%(d)	19.57%	19.09%	29.96%	1.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$181,854,899		$166,683,901		$179,915,396	$144,624,137	$118,164,619	$80,865,260
Ratios to average net assets:
Total expenses (excluding Trustee earnings credit)	0.11	%(e)	0.11%		0.11%	0.11%	0.11%	0.11%
Total expenses (excluding Trustee earnings credit and fee waivers)	0.11	%(e)	0.11%		0.11%	0.11%	0.11%	0.11%
Total expenses(f)	0.09	%(e)	0.09%		0.09%	0.09%	0.09%	0.09%
Net investment income (loss)	2.26	%(e)	2.09%		1.93%	2.15%	2.08%	1.92%
Portfolio turnover rate(g)	2%		3%		4%	3%	4%	4%

(a)	Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the period.
(b)	Contribution paid by the Trustee in the amount of $26,920,521. (See Note 3).
(c)	Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Total return would have been lower by 0.01% if the Trustee had not made a contribution. (See Note 3).
(e)	The ratios for periods less than one year are annualized.
(f)	Net of expenses waived by the Trustee.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Notes to Financial Statements

March 31, 2016 (Unaudited)

Note 1 — Organization

SPDR S&P 500 ETF Trust (the “Trust”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500® Index (the “S&P 500 Index”). Each unit of fractional undivided interest in the Trust is referred to as a “Unit”. The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 Units (equivalent to three “Creation Units” — see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended (the “Trust Agreement”), PDR Services LLC, as sponsor of the Trust (the “Sponsor”), and State Street Bank and Trust Company, as trustee of the Trust (the “Trustee”), are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trustee expects the risk of material loss to be remote.

On November 13, 2013, the Sponsor became an indirect, wholly-owned subsidiary of Intercontinental Exchange, Inc. (“ICE”), following the acquisition of NYSE Holdings LLC (the parent company of the Sponsor) by ICE. As the parent company, ICE is the publicly-traded entity, trading on the New York Stock Exchange under the symbol “ICE.”

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Trustee to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Trust is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services Investment Companies.

Security Valuation

The Trust’s investments are valued at fair value each day that the Trust’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Trust’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Trust are valued pursuant to the policy and procedures developed by the oversight committee

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

Note 2 — Significant Accounting Policies – (continued)

of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust. Valuation techniques used to value the Trust’s equity investments are as follows:

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.

Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value and the prices used by the Trust’s underlying index, “S&P 500 Index”, which in turn could result in a difference between the Trust’s performance and the performance of the S&P 500 Index.

The Trust values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Trust did not hold any investments valued using Level 2 or Level 3 inputs as of March 31, 2016 and did not have any transfers between levels for the six months ended March 31, 2016 (the “Reporting Period”).

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

Note 2 — Significant Accounting Policies – (continued)

Investment Transactions and Income Recognition

Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Trust may include a return of capital that is estimated by the Trustee. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Trust invests in real estate investment trusts (“REITs”). REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Trust’s policy is to record all REIT distributions as dividend income initially and re-designate the prior calendar year’s return of capital or capital gain distributions at year end. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.

Distributions

The Trust declares and distributes dividends from net investment income to its holders of Units (“unitholders”), if any, quarterly. Capital gain distributions, if any, are generally declared and paid annually. Additional distributions may be paid by the Trust to avoid imposition of federal income and excise tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

Equalization

The Trust follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Trust’s Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust’s Units. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.

Federal Income Taxes

For U.S. federal income tax purposes, the Trust has qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (a “RIC”), and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Unitholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” determined prior to the deduction for dividends paid by the Trust (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Trust distributes substantially all of its ordinary income and capital gains during each calendar year, the Trust will not be subject to U.S. federal excise tax. Income and capital gain distributions are determined in accordance with tax regulations which may differ from U.S. GAAP. These book-tax differences are primarily due to differing treatments for Equalization, in-kind transactions, REITs and losses deferred due to wash sales.

U.S. GAAP requires the evaluation of tax positions taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. For U.S. GAAP purposes, the Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

Note 2 — Significant Accounting Policies – (continued)

The Trust has reviewed its tax positions for the open tax years as of September 30, 2015 and has determined that no provision for income tax is required in the Trust’s financial statements. The Trust’s federal tax returns for the prior three fiscal years remain subject to examinations by the Trust’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts and the State of New York. The Trust recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the year ending September 30, 2015.

No income tax returns are currently under examination. The Trustee has analyzed the relevant tax laws and regulations and their application to the Trust’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of any tax liabilities. Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Trust’s investments may change over time based on factors including, but not limited to, new tax laws, regulations and interpretations thereof.

During the Reporting Period, the Trust reclassified $5,982,206,509 of non-taxable security gains realized from the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statement of Assets and Liabilities.

At September 30, 2015, the Trust had the following capital loss carryforwards that may be utilized to offset any net realized gains, expiring September 30:

2016	$917,820,735
2017	2,553,965,847
2018	188,539,023
Non-Expiring – Short Term	225,974,901
Non-Expiring – Long Term	1,431,208,137

At March 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$195,526,529,123	$6,138,988,529	$19,905,489,096	$(13,766,500,567)

Note 3 — Transactions with the Trustee and Sponsor

In accordance with the Trust Agreement, the Trustee maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of certain regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500 Index. For these services, the Trustee received a fee at the following annual rates for the Reporting Period.

Net asset value of the Trust	Fee as a percentage of net asset value of the Trust
$0 – $499,999,999	0.10% per annum plus or minus the Adjustment Amount
$500,000,000 – $2,499,999,999	0.08% per annum plus or minus the Adjustment Amount
$2,500,000,000 and above	0.06% per annum plus or minus the Adjustment Amount

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

Note 3 — Transactions with the Trustee and Sponsor – (continued)

The adjustment amount (the “Adjustment Amount”) is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for the creation and redemption of Units and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the Reporting Period, the Adjustment Amount reduced the Trustee’s fee by $3,430,135. The Adjustment Amount included an excess of net transaction fees from processing orders of $2,675,139 and a Trustee earnings credit of $754,996.

The Trustee has voluntarily agreed to waive a portion of its fee, as needed, for one year until February 1, 2017, so that the total operating expenses would not exceed 0.0945% per annum of the daily Net Asset Value (“NAV”) of the Trust. The total amount of such waivers by the Trustee for the Reporting Period and years ended September 30, 2015, 2014 and 2013 are identified in the Statements of Operations. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods, and the Trustee may discontinue the voluntary waiver.

In accordance with the Trust Agreement and under the terms of an exemptive order issued by the Securities and Exchange Commission, dated December 30, 1997, the Sponsor is reimbursed by the Trust for certain expenses up to a maximum of 0.20% of the Trust’s net asset value on an annualized basis. The expenses reimbursed to the Sponsor for the Reporting Period and the years ended September 30, 2015, 2014 and 2013, did not exceed 0.20% per annum.

S&P Dow Jones Indices LLC (“S&P”), per a license from Standard & Poor’s Financial Services LLC, and State Street Global Markets, LLC (“SSGM” or the “Marketing Agent”) have entered into a license agreement (the “License Agreement”). The License Agreement grants SSGM, an affiliate of the Trustee, a license to use the S&P 500 Index and to use certain trade names and trademarks of S&P in connection with the Trust. The S&P 500 Index also serves as the basis for determining the composition of the Trust’s portfolio. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. (“NYSE Arca”) have each received a sublicense from SSGM for the use of the S&P 500 Index and certain trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of beneficial interests of Units. Currently, the License Agreement is scheduled to terminate on December 31, 2017, but its term may be extended without the consent of any of the owners of beneficial interests of Units. Pursuant to such arrangements and in accordance with the Trust Agreement, the Trust reimburses the Sponsor for payment of fees under the License Agreement to S&P equal to 0.03% of the daily size of the Trust (based on Unit closing price and outstanding Units) plus an annual license fee of $600,000.

The Sponsor has entered into an agreement with the Marketing Agent pursuant to which the Marketing Agent has agreed to market and promote the Trust. The Marketing Agent is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Expenses incurred by the Marketing Agent include, but are not limited to: printing and distribution of marketing materials describing the Trust, associated legal, consulting, advertising and marketing costs and other out-of-pocket expenses.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of the Units. The Sponsor pays the Distributor for its services a flat annual fee of $35,000, and the Trust does not reimburse the Sponsor for this fee.

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

Note 3 — Transactions with the Trustee and Sponsor – (continued)

Investments in Affiliates of the Trustee and the Sponsor

The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (ICE). Such investments were made according to the representative portion of the S&P 500 Index. The market value of these investments at March 31, 2016 are listed in the Schedule of Investments.

Contribution from the Trustee

On July 20, 2015, the Trustee made a cash contribution to the Trust in connection with the correction of a class action processing error.

Note 4 — Unitholder Transactions

Units are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Units. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the NAV per Unit of the Trust on the transaction date. There is a transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (the “Transaction Fee”). The Transaction Fee is non-refundable, regardless of the NAV of the Trust. The Transaction Fee is the lesser of $3,000 or 0.10% (10 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the common stocks that are included in the S&P 500 Index, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit is charged per Creation Unit per day.

Note 5 — Investment Transactions

For the Reporting Period, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $95,321,515,897, $92,264,273,812, $3,676,947,271, and $3,133,037,941, respectively. Net realized gain (loss) on investment transactions in the Statements of Operations includes net gains resulting from in-kind transactions of $5,982,206,509.

Note 6 — Market Risk

In the normal course of business, the Trust invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk). Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a Unit will decline, more or less, in correlation with any decline in value of the S&P 500 Index. The values of equity securities could decline generally or could underperform other investments. The Trust would not sell an equity security because the security’s issuer was in financial trouble unless that security was removed from the S&P 500 Index.

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

March 31, 2016 (Unaudited)

Note 7 — Subsequent Events

The Trustee has evaluated the impact of all subsequent events on the Trust through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR S&P 500 ETF Trust

Other Information

March 31, 2016 (Unaudited)

Comparison of Total Returns Based on NAV and Bid/Ask Price(1)

The table below is provided to compare the Trust’s total pre-tax return at NAV with the total pre-tax returns based on bid/ask price and the performance of the S&P 500 Index. Past performance is not necessarily an indication of how the Trust will perform in the future. The return based on NAV shown in the table below reflects the impact of a fee waiver and, without this waiver, returns would have been lower.

Cumulative Total Return

	1 Year	5 Year	10 Year
SPDR S&P 500 ETF Trust
Return Based on NAV	1.69%	71.76%	95.05%
Return Based on Bid/Ask Price	1.70%	71.71%	94.83%
S&P 500 Index	1.78%	72.95%	96.87%

Average Annual Total Return

	1 Year	5 Year	10 Year
SPDR S&P 500 ETF Trust
Return Based on NAV	1.69%	11.43%	6.91%
Return Based on Bid/Ask Price	1.70%	11.42%	6.90%
S&P 500 Index	1.78%	11.58%	7.01%

(1)	Currently, the bid/ask price is the midpoint of the best bid and best offer prices on NYSE Arca at the time the Trust’s NAV is calculated, ordinarily 4:00 p.m. Through November 28, 2008, the bid/ask price was the midpoint of the best bid and best offer prices on NYSE Alternext US (formerly the American Stock Exchange and now NYSE MKT) at the close of trading, ordinarily 4:00 p.m.

SPDR S&P 500 ETF Trust

Sponsor

PDR Services LLC

c/o NYSE Holdings LLC

11 Wall Street

New York, NY 10005

Trustee

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Distributor

ALPS Distributors, Inc.

1290 Broadway Suite 1100

Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

101 Seaport Boulevard, Suite 500

Boston, MA 02210

SPDRSAR

IBG-19507